Related Party Transactions (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 25, 2019	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions
Management fees, net of waiver		$ 1,938	$ 1,716	$ 5,625	$ 4,896	$ 6,679	$ 3,465	$ 560
Management fees payable		1,938		1,938		1,783	1,306
Income based incentive fees		10,727	7,173	30,246	18,517	26,635	15,852	2,517
Reversal of capital gains incentive fees		0	0	0	2,441	2,441	(1,809)	(1,341)
Income based incentive fees payable		10,727		10,727		8,118	5,886
Capital gains based incentive fees payable		0		0		0	2,773
Administrative service fees						72	212	183
Payable to affiliates		$ 702		$ 702		2,086	4,431
Threshold for waiver amount									$ 1,000
Threshold for waiver percentage									0.10%
Expense support			$ 0		$ (39)	$ (44)	(98)	230
Organization and offering costs							$ 42	676
MS Credit Partners Holdings | Morgan Stanley Direct Lending Fund
Related Party Transactions
Ownership percentage				11.70%		11.90%	12.50%
MS Credit Partners Holdings
Related Party Transactions
Unfunded commitments						$ 200			$ 200,000
Related Party
Related Party Transactions
Base management fee rate				1.00%		1.00%
Threshold minimum rate for waived portion				0.25%		0.25%
Reversal of capital gains incentive fees								$ 1,341
Capital gains based incentive fees payable						$ 2,441	$ (1,809)
Payable to affiliates						110	$ 266
Related Party | 2027 Notes
Related Party Transactions
Related party fees				$ 213		213
Related Party | 2025 Notes
Related Party Transactions
Related party fees				$ 138		$ 138
Related Party | Quarterly hurdle rate
Related Party Transactions
Incentive rate				1.50%		1.50%
Related Party | Annualized hurdle rate
Related Party Transactions
Incentive rate				6.00%		6.00%
Related Party | Incentive Fee Rate Pre Incentive Fee Net Investment Income Below Catch Up Threshold
Related Party Transactions
Incentive rate				100.00%		100.00%
Related Party | Incentive Fee Rate Quarterly Catch Up Threshold
Related Party Transactions
Incentive rate				1.8182%		1.8182%
Related Party | Incentive Fee Rate Annualized Catch Up Threshold
Related Party Transactions
Incentive rate				7.2728%		7.2728%
Related Party | Incentive Fee Rate Pre Incentive Fee Net Investment Income Exceeds Catch Up Threshold
Related Party Transactions
Incentive rate				17.50%		17.50%
Related Party | Incentive Fee Rate Realized Capital Gains
Related Party Transactions
Incentive rate				17.50%		17.50%
Related Party | Investment Advisory Agreement
Related Party Transactions
Initial term	2 years